Lazard U.S. Small Cap Equity Value Portfolio
RISK/RETURN
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Lazard U.S. Small Cap Equity Value Portfolio	Institutional Shares	Open Shares
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Lazard U.S. Small Cap Equity Value Portfolio	Institutional Shares	Open Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.15%	0.21%
Total Annual Portfolio Operating Expenses	0.90%	1.21%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lazard U.S. Small Cap Equity Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	92	287	498	1,108
Open Shares	123	384	665	1,466

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of small to mid capitalization U.S. companies. The Investment Manager considers “small-mid cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500® Index (ranging from approximately $27.3 million to $12.2 billion as of April 2, 2012).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small-mid cap U.S. companies. The Investment Manager focuses on relative value in seeking to construct a diversified portfolio of investments for the Portfolio that maintains sector and industry balance, using investment opportunities identified through bottom-up fundamental research conducted by the Investment Manager’s small cap, mid cap and global research analysts.

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies and may invest up to 10% of its total assets in equity securities of non-U.S. companies, including ADRs and GDRs.

Principal Investment Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value, such as investor perception. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Non-U.S. securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than U.S. dollars carry the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held in the Portfolio.

The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard U.S. Small-Mid Cap Equity Portfolio by showing the Portfolio’s year-by-year and average annual performance compared to those of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 28.30% Worst Quarter: 9/30/11 -26.02%

Average Annual Total Returns (for the periods ended December 31, 2011)

After-tax returns for the Open Shares vary from those of Institutional Shares. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Russell 2000/2500 Linked Index shown in the table is an unmanaged index created by the Investment Manager, which links the performance of the Russell 2000® Index for all periods through August 24, 2008 (when the Portfolio’s investment focus was changed from small cap companies to small-mid cap companies) and the Russell 2500 Index for all periods thereafter.

Average Annual Returns Lazard U.S. Small Cap Equity Value Portfolio	1 Year	5 Years	10 Years	Life of Portfolio	Inception Date
Institutional Shares	(9.83%)	1.25%	5.49%	10.08%	Oct. 30, 1991
Institutional Shares After Taxes on Distributions	(12.06%)	0.18%	3.57%	7.77%
Institutional Shares After Taxes on Distributions and Sale of Portfolio Shares	(5.51%)	0.73%	4.12%	7.91%
Open Shares	(10.09%)	0.93%	5.22%	6.37%	Jan. 30, 1997
Russell 2500 Index - Institutional Shares (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.24%	6.57%	10.03%
Russell 2500 Index - Open Shares (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.24%	6.57%	7.66%
Russell 2000/2500 - Institutional Shares Linked Index (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.07%	6.10%	8.90%
Russell 2000/2500 Linked Index - Open Shares (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.07%	6.10%	6.46%